Income Taxes - Additional Information (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Income Taxes [abstract]
Deferred Tax Assets Related to Temporary Difference	$ 39.0
Deferred Tax Assets Related Tax Loss Carryforward	$ 34.9